Stock-based Compensation	12 Months Ended
Dec. 31, 2022
Stock-based Compensation
Stock-based Compensation

10.  Stock-based Compensation

The fair value of stock options as part of employee incentive plans is estimated at the date of grant of the purchase rights using the Black-Sholes option-pricing model. The model requires the input of highly subjective assumptions such as the expected stock price volatility and the expected term.

According to the resolutions at the general meetings of shareholders held in December 2015, as Fourth Series of Stock Subscription Rights, stock options to purchase 1,539,500 shares of common stock were granted to the Company's director and the Company's corporate auditor on December 21, 2015. The exercise term of stock options is 8 years commencing from December 22, 2017 and they must hold positions in the Company at the time of exercise to exercise their rights. The stock option's fair value as of grant date was ¥2.45 per share. The exercise price of the stock option is ¥400 per share.

According to the resolutions at the general meetings of shareholders held in December 2015, as Fifth Series of Stock Subscription Rights, stock options to purchase 285,500 shares of common stock were granted to the Company's employees on December 21, 2015. The exercise term of stock options is 8 years commencing from December 22, 2017 and they must be employed by the Company at the time of exercise to exercise their rights. The stock option's fair value as of grant date was ¥2.96 per share. The exercise price of the stock option is ¥400 per share.

According to the resolutions at the general meetings of shareholders held in December 2016, as Sixth Series of Stock Subscription Rights, stock options to purchase 230,000 shares of common stock were granted to the Company's corporate auditor on December 21, 2016. The exercise term of stock options is 8 years commencing from December 22, 2018 and they must hold positions in the Company at the time of exercise to exercise their rights. The stock option's fair value as of grant date was ¥0.67 per share. The exercise price of the stock option is ¥2,000 per share.

According to the resolutions at the general meetings of shareholders held in December 2016, as Seventh Series of Stock Subscription Rights, stock options to purchase 174,000 shares of common stock were granted to the Company's director and the Company's employees on December 21, 2016. The exercise term of stock options is 8 years commencing from December 22, 2018 and they must be employed by the Company at the time of exercise to exercise their rights. The stock option's fair value as of grant date was ¥0.82 per share. The exercise price of the stock option is ¥2,000 per share.

According to the resolutions at the extraordinary general meetings of shareholders held in August 2020, as Eighth Series of Stock Subscription Rights, stock options to purchase 150,000 shares of common stock were granted to the Company’s director on October 2, 2020. The amount to be paid in for the stock option was ¥1.00 per share. The exercise term of stock options is 5 years commencing from October 1, 2021 and they must be employed by the Company at the time of exercise to exercise their rights. The stock option’s fair value as of grant date was ¥104.64 per share. The exercise price of the stock option is ¥2,000 per share.

According to the resolutions at the extraordinary general meetings of shareholders held in August 2020, as Ninth Series of Stock Subscription Rights, stock options to purchase 300,000 shares of common stock were granted to the Company’s director, the Company’s corporate auditor, the Company’s employees and outside service providers on October 2, 2020. The amount to be paid in for the stock option was ¥22.00 per share. The exercise term of stock options is 3 years commencing from October 1, 2021 and they must be employed by the Company at the time of exercise to exercise their rights (however, this shall not apply to outside service providers). In addition, the exercise can take place only when the Company achieves an annual consolidated revenue target of ¥3,908,264 thousand under U.S. GAAP in any of our 2020, 2021 or 2022 fiscal years. The stock option’s fair value as of grant date was ¥637.02 per share. The exercise price of the stock option is ¥128 per share.

The Company did not grant any stock options during 2022 and 2021.

Cash received from stock options granted during 2020 was ¥6,750 thousand, which are included within other current liabilities in the consolidated balance sheets until the options vest. As the stock options vested during 2021, the liability for the non-forfeited options was reclassed to additional paid-in capital.

Expected term of option

The expected term of option represents the period of time that the stock options granted are expected to be outstanding. The expected term of option was estimated utilizing the simplified method because the Company did not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. The simplified method primarily is calculated as the midpoint between the requisite service period and the contractual term of option.

Expected volatility

Since the Company does not have a trading history of its common stock, the expected volatility is based on average volatility of comparable publicly traded companies within the Company’s industry. Therefore, the Company used the average of their historical volatilities over the respective expected option terms as an estimate of the expected volatility of its own share price.

Expected dividend yield

The expected dividend yield is assumed to be zero as the Company has no current plans to pay any dividends in the foreseeable future.

Risk-free interest rate

The risk-free interest rate is based on market yield curve of the U.S. Treasury securities for the respective expected terms of options.

A summary of the activity of the Company's employee stock option plans as of and for the years ended December 31, 2022, 2021 and 2020 is presented below:

		Yen	Years		Thousands of Yen
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term		Aggregate intrinsic value
Outstanding at December 31, 2019	519,500	¥1,595	6.7	¥	―
Exercisable at December 31, 2019	519,500	1,595	6.7		―
Granted	450,000	752
Forfeited/Expired	(290,000)	1,903
Outstanding at December 31, 2020	679,500	905	4.3		531,518
Exercisable at December 31, 2020	229,500	1,205	5.4		123,891
Forfeited/Expired	(79,700)	1,266
Outstanding at December 31, 2021	599,800	857	3.5		192,570
Exercisable at December 31, 2021	599,800	857	3.5		192,570
Forfeited/Expired	(6,550)	128
Outstanding at December 31, 2022	593,250	865	2.7		150,696
Exercisable at December 31, 2022	593,250	¥865	2.7		¥150,696

For the year ended December 31, 2022, there was no compensation cost recognized for stock options as all stock options previously granted have been fully vested.

For the year ended December 31, 2021, there was ¥ 15,545 thousand of compensation cost recognized for the 8th stock options. As of December 31, 2021, the performance condition for the 9th series stock option was deemed probable and the full compensation cost of ¥ 181,308 thousand for the non-forfeited options was recorded in the year ended December 31, 2021. As of December 31, 2021, there was no unrecognized compensation cost.

For the year ended December 31, 2020, there was no material compensation cost recognized for the 8th stock options. As of December 31, 2020, the performance condition for the 9th series of stock option was not deemed probable due to the impacts of COVID-19 and no compensation cost was recorded.